Financial (Income) Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2025
Financial (Income) Expenses, Net [Abstract]
Schedule of Financial (Income) Expenses, Net
	Year ended December 31,
	2023	2024	2025
Financial expenses:

Foreign currency translation loss, net	$210	$-	$1,619
Interest on loans	75	303	347
Remeasurement of Warrants	-	-	2,017
Others	39	41	72

Total financial expenses	324	344	4,055

Financial income:

Foreign currency translation profit, net	-	106	-
Interest from deposits	4,830	4,277	3,837
Remeasurement of Warrants	2,033	259	-

Total financial income	6,863	4,642	3,837

Financial (income) expenses, net	$(6,539)	$(4,298)	$218